1. Summary of Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary Of Significant Accounting Policies Details Narrative
Unpaid principal balances of mortgage loans serviced for others	$ 1,000	$ 1,400	$ 1,600
Compensation expense for restricted stock units	592	$ 932	$ 487
Unrecognized compensation expense	$ 319